Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Financial Instruments Held at Fair Value

The Company’s financial instruments held at fair value, which include restricted deposits held in acquisition escrow accounts and contingent earnout of acquired businesses, are presented below as of January 31, 2013 and 2012:

		Fair Value Measurements
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
January 31, 2013
Financial Assets:
Restricted deposits held at fair value	$2,861	$2,861	$—	$—

Financial Liabilities:

Contingent earnout of acquired businesses(1)	$—	$—	$—	$—

January 31, 2012
Financial Assets:
Restricted deposits held at fair value	$3,586	$3,586	$—	$—

Financial Liabilities:

Contingent earnout of acquired businesses(1)	$541	$—	$—	$541

(1)	The fair value of the contingent earnout of acquired businesses is determined using a mark-to-market modeling technique based on significant unobservable inputs calculated using a discounted future cash flows approach. Key assumptions include a discount rate of 41.2% and annual revenues of acquired businesses ranging from $1.5 million to $6.1 million over the life of the earnout. On July 31, 2012, the contingent earnout was reassessed and, based on our estimates of the likelihood of future revenues subject to the earnout provisions, assigned no value. Our conclusions have not changed as of January 31, 2013.